Per Share Data (Reconciliation of Differences between Basic and Diluted Earnings Per Share) (Detail) - JPY (¥) ¥ / shares in Units, shares in Thousands, ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Earnings Per Share [Abstract]
Net Income attributable to ORIX Corporation Shareholders	¥ 447,265	¥ 351,630	¥ 346,132
Adjustment to Net Income	(96)	(35)	(7)
Net income used to calculate basic earnings per share	447,169	351,595	346,125
Adjustment to Net Income	96	35	7
Net income used to calculate diluted earnings per share	¥ 447,265	¥ 351,630	¥ 346,132
Weighted-average shares	1,117,160	1,142,503	1,159,367
Effect of dilutive securities
Stock compensation	2,692	2,275	1,943
Weighted-average shares for diluted EPS computation	1,119,852	1,144,778	1,161,310
Earnings per share for net income attributable to ORIX Corporation Shareholders:
Basic	¥ 400.27	¥ 307.74	¥ 298.55
Diluted	¥ 399.4	¥ 307.16	¥ 298.05